Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cost:	$ 4,325	$ 4,325
Accumulated amortization and impairments:	4,275	3,727
Amortized cost	$ 50	598
Brand name [Member]
Weighted average amortization period	4 years 1 month 6 days
Cost:	$ 946	946
Accumulated amortization and impairments:	$ 946	946
Customer list [Member]
Weighted average amortization period	2 years 6 months
Cost:	$ 2,450	2,450
Accumulated amortization and impairments:	$ 2,450	2,450
Software [Member]
Weighted average amortization period	3 years
Cost:	$ 111	111
Accumulated amortization and impairments:	$ 111	111
Customer relationship [Member]
Weighted average amortization period	7 years
Cost:	$ 728	728
Accumulated amortization and impairments:	678	130
Backlog [Member]
Cost:	90	90
Accumulated amortization and impairments:	$ 90	$ 90